Income tax expense_Expiry date of tax loss carry forward (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Tax loss carry forward	₩ 97,898	₩ 41,546
1 year or less
Disclosure Of Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Tax loss carry forward	29,979
1-2 years
Disclosure Of Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Tax loss carry forward	14,341
2-3 years
Disclosure Of Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Tax loss carry forward	34,470
More than 3 years
Disclosure Of Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Tax loss carry forward	₩ 19,108